Income Taxes	12 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Income Taxes

Note 16. Income Taxes

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
(a) Income tax benefit
The major components of income tax benefit are:
Statement of Profit or Loss and Other Comprehensive Income
Current income tax credit	(240)	(986)	—
Deferred tax	7,187	10,398	5,926
	6,947	9,412	5,926

Deferred tax
In respect of the current year	—	—	—
Total income tax benefit recognized in the Statement of Profit or Loss and Other Comprehensive Income	6,947	9,412	5,926

(b) Current tax receivable
	US$	US$	US$
Research and Development Tax Incentive Credit receivable	7,187	10,398	5,926

(c) Numerical reconciliation between aggregate income tax benefit recognized in the Statement of Profit of Loss and Other Comprehensive Income and benefit calculated per the statutory income tax rate

A reconciliation between income tax benefit and the product of accounting loss before income tax multiplied by the Group’s applicable income tax rate is as follows:

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Accounting loss before tax	(169,738)	(229,654)	(148,447)
At the Company's statutory income tax rate of 25% (2024:30%, 2023:30%)	42,435	68,896	44,534
R&D tax incentive on eligible expenses	7,187	10,398	5,926
Non-deductible R&D expenditure	(4,131)	(7,175)	(4,087)
Other non-deductible expenses - share-based payment expense	(1,532)	(1,525)	(1,750)
Amount of temporary differences and carried forward tax losses not recognized	(37,012)	(61,182)	(38,697)
Income tax benefit reported in the Statement of Profit or Loss and Other Comprehensive Income	6,947	9,412	5,926

	June 30, 2025	June 30, 2024	June 30, 2023
(d) Recognized deferred tax assets and liabilities in statement of financial position
Deferred income tax at June 30 relates to the following:
Deferred tax liabilities:
Interest and royalty income receivable (future assessable income)	(30)	(77)	(45)
	(30)	(77)	(45)

Deferred tax assets related to temporary differences:
Accrued expenses and other liabilities	569	201	200
Employee provisions	225	190	161
Other miscellaneous items	2,853	3,340	271
	3,647	3,731	632
Net deferred tax assets	3,617	3,654	587
Less: temporary differences not recognized	(3,617)	(3,654)	(587)
Net deferred tax recognized in the statement of financial position	—	—	—

(d) Carry forward unrecognized tax losses

The Group had income tax losses of US$148,978 thousand and capital losses of US$391thousand at year end (2024: income tax losses of US$124,807 thousand and capital losses of US$412 thousand) for which no deferred tax asset is recognized on the consolidated statement of financial position as they are currently not considered probable of realization. These tax losses are available indefinitely for offset against future assessable income subject to continuing to meet relevant statutory tests.

(e) Franking credit balance

Franking credits are a type of tax credit in Australia that is available to the Group’s shareholder to reduce double taxation on any dividends paid by the Group. The franking account balance at the end of the financial year at 30% (2024: 30%) is A$227 thousand (2024: A$227 thousand), which represents the amount of franking credits available for the subsequent financial year. Franking credits are not recognized in the consolidated statement of financial position.